[On Chapman and Cutler LLP Letterhead]

October 7, 2015
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  Destra Investment Trust (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, the Destra Wolverine Alternative Opportunities Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post-Effective Amendment No. 47, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on October 6, 2015.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By: /s/ Morrison C. Warren
Morrison C. Warren